Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Net Sales	$ 11,995,000	$ 12,659,000	$ 23,601,000	$ 24,802,000	$ 47,921,000	$ 55,108,000
Cost of Sales	9,512,000	10,631,000	18,516,000	20,740,000	39,734,000	46,176,000
Gross Profit	2,483,000	2,028,000	5,085,000	4,062,000	8,187,000	8,932,000
Operating Expenses	2,849,000	2,020,000	6,016,000	4,800,000	8,525,000	8,473,000
(Loss) Income from Operations	(366,000)	8,000	(931,000)	(738,000)	(338,000)	459,000
Interest Expense	(414,000)	(360,000)	(822,000)	(705,000)	(1,485,000)	(1,421,000)
Interest Expense - Related Parties	(86,000)	(86,000)	(172,000)	(185,000)	(356,000)	(472,000)
Other Income, Net	38,000	16,000	77,000	218,000	743,000	68,000
Loss before Income Taxes	(828,000)	(422,000)	(1,848,000)	(1,410,000)	(1,436,000)	(1,366,000)
Provision for Income Taxes	18,000		18,000		(131,000)
Net Loss	$ (846,000)	$ (422,000)	$ (1,866,000)	$ (1,410,000)	$ (1,305,000)	$ (1,366,000)
Loss per share - Basic (in Dollars per share)	$ (0.18)	$ (0.11)	$ (0.39)	$ (0.38)	$ (0.31)	$ (0.41)
Loss per share - Diluted (in Dollars per share)	$ (0.18)	$ (0.11)	$ (0.39)	$ (0.38)	$ (0.31)	$ (0.41)
Weighted Average Shares Outstanding - Basic (in Shares)	4,809,394	3,731,335	4,807,335	3,699,084	4,216,918	3,336,464
Weighted Average Shares Outstanding - Diluted (in Shares)	4,809,394	3,731,335	4,807,335	3,699,084	4,216,918	3,336,464